Employee Benefits and Share-Based Compensation - Pension Benefits Expected to be Paid (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
2020	$ 922
2021	949
2022	1,045
2023	1,208
2024	1,340
Next five years	$ 10,585